UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Net income		$ 696,552	$ 570,439
Other comprehensive income:
Gain associated with pensions, net of tax		88	112
Share of affiliate's comprehensive losses from discontinued operations	[1]	0	(3,147)
Realized accumulated comprehensive income on disposal of investment in affiliate		0	43,380
Net other comprehensive income		88	40,345
Comprehensive income		696,640	610,784
Comprehensive income attributable to:
Stockholders of Golar LNG Limited		575,302	537,142
Continuing Operations
Comprehensive income attributable to:
Non-controlling interests		113,132	54,999
Discontinued Operations
Comprehensive income attributable to:
Non-controlling interests		$ 8,206	$ 18,643

[1]	No tax impact for the six months ended June 30, 2022 and 2021.